Private Placement (Details) - Private Placement [Member] - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Sale of units	1,030,000	1,030,000
Price per unit	$ 10	$ 10
Generating gross proceeds	$ 10.3	$ 10.3